Condensed Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	2 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2019	Feb. 14, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss		$ (47)	$ (85,743)		$ (278)
Adjustment to reconcile net loss to net cash used in operating activities
Interest earned on investments held in Trust Account			(11,388)
Change in operating assets and liabilities:
Prepaid expenses			(257,884)
Increase in accounts payable and accrued expenses			63,566
Increase in due from related party			14,195		(1)
Increase in accounts payable		47			278
Net cash used in operating activities			(277,254)		(1)
Cash flows from investing activities:
Proceeds deposited in Trust Account			(176,750,000)
Net cash used in investing activities			(176,750,000)
Cash flows from financing activities:
Proceeds from sale of Class B common stock					1
Proceeds from note payable - related party		50,000	100,000
Repayment of note payable - related party			(100,000)
Proceeds from sale of Units in Public Offering			175,000,000
Proceeds from sale of Units in Private Placement			6,500,000
Payment of underwriting discounts			(3,500,000)
Payment of offering expenses			(476,189)
Net cash provided by financing activities		50,000	177,523,811		1
Increase in cash		50,000	496,557
Cash, beginning of year
Cash, end of period		50,000	496,557
Supplemental disclosures:
Interest paid
Taxes paid
EOS ENERGY STORAGE, LLC
Net loss			(15,232,000)	(42,180,000)		(79,483,000)	$ (28,498,000)
Adjustment to reconcile net loss to net cash used in operating activities
Stock-based compensation			56,000	71,000		135,000	137,000
Depreciation and amortization			750,000	1,084,000		2,123,000	2,417,000
Impairment of property and equipment				1,590,000		1,590,000	1,441,000
Accreted interest on convertible notes payable - related party			6,745,000	17,502,000		49,708,000
Change in fair value, embedded derivative			(843,000)	1,718,000		716,000
Loss on extinguishment of convertible notes				6,111,000		6,111,000
Loss from equity in unconsolidated joint venture			39,000			178,000
Other			(15,000)	(58,000)		(52,000)
Change in operating assets and liabilities:
Receivable on sale of state tax attributes			4,060,000			(4,060,000)
Prepaid expenses			450,000	(617,000)		(353,000)	415,000
Inventory			0	258,000		634,000	(489,000)
Grants receivable			212,000	94,000		352,000	(91,000)
Vendor deposit			96,000	187,000
Security deposit			13,000	(30,000)		(64,000)
Accounts receivable			(76,000)
Increase in accounts payable and accrued expenses			2,606,000	(1,585,000)		(1,070,000)	(521,000)
Contract liabilities			77,000	100,000		(468,000)	58,000
Deferred rent			50,000	85,000		169,000	213,000
Net cash used in operating activities			(1,012,000)	(15,670,000)		(23,834,000)	(24,918,000)
Cash flows from investing activities:
Investment in joint venture			(550,000)			(601,000)
Purchases of property and equipment			(1,401,000)	(602,000)		(2,299,000)	(1,697,000)
Net cash used in investing activities			(1,951,000)	(602,000)		(2,900,000)	(1,697,000)
Cash flows from financing activities:
Capital lease payments			(5,000)	(28,000)		(72,000)	(47,000)
Proceeds from issuance of convertible notes payable - related party			2,557,000	11,835,000		19,346,000	4,268,000
Proceeds / (repayment) of short term notes payable				(1,000,000)		(1,000,000)	1,000,000
Proceeds attributable to beneficial conversion features of convertible notes payable - related party						1,793,000
Issuance of contingently redeemable preferred units			469,000	144,000		2,031,000	24,854,000
Net cash provided by financing activities			3,021,000	10,951,000		22,098,000	30,075,000
Increase in cash			58,000	(5,321,000)		(4,636,000)	3,460,000
Cash, beginning of year		$ 862,000	862,000	5,498,000		5,498,000	2,038,000
Cash, end of period	$ 177,000		920,000	177,000	$ 862,000	862,000	5,498,000
Non-cash investing and financing activities
Contribution of inventory to joint venture						167,000
Conversion of notes payable to members' capital							5,918,000
Accrued and unpaid capital expenditures			206,000	229,000		93,000	444,000
Supplemental disclosures:
Interest paid			$ 33,000	$ 1,000		$ 6,000	$ 3,000